Intangible assets - Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 1,136
2026	916
2027	757
2028	736
2029 and thereafter	1,732
Net book value	$ 5,277	$ 6,822